FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET, End of Lease Income and Amortization of Lease Incentives Recognized (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET [Abstract]
End of lease income	$ 0	$ 3,072	$ 30,387	$ 16,069
Amortization of lease incentives	$ (1,402)	$ (2,480)	$ (4,353)	$ (7,124)
Weighted average remaining lease term	5 years		5 years		5 years 10 months 24 days